Significant accounting policies (Tables)	3 Months Ended
Jan. 31, 2022
List Of Accounting Policies [Abstract]
Summary of Principal Subsidiaries and their Geographic Location	The Company’s principal subsidiaries and their geographic location as at January 31, 2022 are set forth in the table below:

Company	Location	Ownership interest
Li-Cycle Corp.	Ontario, Canada	100%
Li-Cycle Americas Corp.	Ontario, Canada	100%
Li-Cycle U.S. Holdings Inc.	Delaware, U.S.	100%
Li-Cycle Inc.	Delaware, U.S.	100%
Li-Cycle North America Hub, Inc.	Delaware, U.S.	100%
Li-Cycle Europe AG	Switzerland	100%
Li-Cycle APAC PTE. LTD.	Singapore	100%

Summary of plant and equipment

	Assets under construction	Plant equipment	Computer equipment	Storage containers	Vehicles	Leasehold improvements	Total
	$	$	$	$	$	$	$
Cost
At October 31, 2021	15,638,165	6,275,419	196,273	67,619	179,298	6,219,456	28,576,230
Additions	14,784,027	—	162,310	—	62,000	504,067	15,512,404
Transfers from Assets under construction	(1,528,606)	1,528,606	—	—	—	—	—
At January 31, 2022	28,893,586	7,804,025	358,583	67,619	241,298	6,723,523	44,088,634
Accumulated depreciation
At October 31, 2021	—	(1,549,700)	(8,645)	(14,172)	(49,314)	(564,936)	(2,186,767)
Depreciation	—	(350,489)	(25,036)	(1,691)	(11,149)	(143,858)	(532,223)
At January 31, 2022	—	(1,900,189)	(33,681)	(15,863)	(60,463)	(708,794)	(2,718,990)
Carrying amounts							—
At October 31, 2021	15,638,165	4,725,719	187,628	53,447	129,984	5,654,520	26,389,463
At January 31, 2022	28,893,586	5,903,836	324,902	51,756	180,835	6,014,729	41,369,644